Provisions - Summary of Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Beginning balance	₩ 257,397	₩ 252,192
Increase (Transfer)	24,879	32,895
Usage	(30,081)	(7,301)
Reversal	(51,789)	(22,897)
Scope change		2,314
Others	(40)	194
Ending balance	200,366	257,397
Current	109,133	171,316
Non-current	91,233	86,081
Litigation [member]
Disclosure of other provisions [line items]
Beginning balance	80,165	76,500
Increase (Transfer)	6,005	6,288
Usage	(6,155)	(2,599)
Reversal	(43,686)	(24)
Ending balance	36,329	80,165
Current	34,730	79,947
Non-current	1,599	218
Restoration cost [member]
Disclosure of other provisions [line items]
Beginning balance	107,358	105,767
Increase (Transfer)	13,027	6,772
Usage	(8,143)	(2,776)
Reversal	(3,685)	(3,685)
Scope change		1,086
Others	405	194
Ending balance	108,962	107,358
Current	19,918	26,026
Non-current	89,044	81,332
Others [member]
Disclosure of other provisions [line items]
Beginning balance	69,874	69,925
Increase (Transfer)	5,847	19,835
Usage	(15,783)	(1,926)
Reversal	(4,418)	(19,188)
Scope change		1,228
Others	(445)
Ending balance	55,075	69,874
Current	54,485	65,343
Non-current	₩ 590	₩ 4,531